STOCKHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2014
Stockholders' Equity Note [Abstract]
Schedule Of Share Based Compensation Stock Options Activity 1 [Table Text Block]

		Weighted Average
	Number of Options	Exercise Price
Balance, December 31, 2012	1,040,000	$0.60
Forfeited	(20,000)	0.60
Balance, December 31, 2013	1,020,000	0.60
Forfeited	(820,000)	0.60
Balance, December 31, 2014	200,000	$0.60

Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
As at December 31, 2014, the Company has 200,000 stock options outstanding:

Exercise price	Outstanding as at December 31, 2014			Exercisable as at December 31, 2014
			Weighted			Weighted
		Weighted	Average		Weighted	Average
		Average	Remaining		Average	Remaining
	Number of	Exercise	Contractual	Number of	Exercise	Contractual
	Options	Price	Life (years)	Options	Price	Life (years)

$0.60	200,000	$0.60	0.44	160,000	$0.60	0.44
	200,000	$0.60	0.44	160,000	$0.60	0.44

Exercise price	Outstanding as at December 31, 2013			Exercisable as at December 31, 2013
			Weighted			Weighted
		Weighted	Average		Weighted	Average
		Average	Remaining		Average	Remaining
	Number of	Exercise	Contractual	Number of	Exercise	Contractual
	Options	Price	Life (years)	Options	Price	Life (years)

$0.60	1,020,000	$0.60	1.44	612,000	$0.60	1.44
	1,020,000	$0.60	1.44	612,000	$0.60	1.44

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
The fair value of each option granted is estimated on the date of the grant using the Black-Scholes option pricing model with weighted average assumptions for grants as follows:

2010
Risk-free interest rate	2.65%
Expected life of options	5 years
Annualized volatility	76.71%
Dividend rate	0%